REVENUE AND GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of detailed information about revenue and other income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Revenue And General And Administrative Expenses [Abstract]
Royalty revenue	$ 3,742	$ 1,478
Interest and other income	1,256	937
Option and other property income	4,357	4,700
Dividend Income	79	84
Revenue and other income	$ 9,434	$ 7,199